Net investment income/(expense) (Tables)	12 Months Ended
Dec. 31, 2023
Gains (losses) on financial instruments [abstract]
Disclosure of net investment income

	2023	2022	2021
	£m	£m	£m
Net gains/(losses) from financial assets mandatorily at fair value	133	19	(116)
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income	102	(68)	248
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(9)	(66)	22
Net losses on other investments	(114)	(208)	(234)
Net investment income/(expense)	112	(323)	(80)